Significant Accounting policies, Basis of preparation and Consolidation (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Basis of Preparation [Abstract]
Administrative expenses	$ 620.8	$ 147.5	$ 629.9
Cost of sales	789.9	216.4	1,302.7
Selling and distribution costs	1,224.8	363.2	1,764.2
Research and development expense	$ 491.2	$ 122.8	$ 680.8
Subsidiaries [abstract]
Ownership interest	100.00%
Novell Japan Ltd [Member]
Subsidiaries [abstract]
Ownership interest	84.24%	74.70%	81.05%
Previously stated [member]
Basis of Preparation [Abstract]
Administrative expenses			$ 159.0
Prior Period Revision [Member]
Basis of Preparation [Abstract]
Administrative expenses			(159.0)
Cost of sales			43.4
Selling and distribution costs			94.2
Research and development expense			$ 21.4